Equity Based Awards - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common stock reserved for future issuance	56,394,803	130,804,276
Share-based payment award, Aggregate intrinsic value of option outstanding	$ 55,200,000
Share-based payment award, Vested and expected to vest shares outstanding	15,441,424
Stock based compensation expense	$ 18,930,000	$ 2,569,000
RSUs that vested, Shares	1,100,000
Stock Options [Member]
Unrecognized Compensation Expense	$ 8,800,000
Recognition Period Of Unrecognized Compensation expense	3 years 7 months 6 days
Restricted Stock Units (RSUs) [Member]
Stock based compensation expense	$ 11,900,000	$ 2,600,000
Unrecognized Compensation Expense	$ 33,700,000
Recognition Period Of Unrecognized Compensation expense	2 years 4 months 24 days
Earnout [Member]
Stock based compensation expense	$ 7,000,000.0
Unrecognized Compensation Expense	$ 7,300,000
Recognition Period Of Unrecognized Compensation expense	3 years 6 months
2013 Stock Plan [Member]
Share-based payment award, options grants to purchase shares	0	9,890,563
Share-based payment award, Fair value of option granted		$ 12,700,000
2021 Stock Option Plan [Member]
Common stock reserved for future issuance	21,502,768
Stock option and incentive plan description	Under the 2021 Plan, the Company can grant stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), unrestricted stock awards, cash-based awards, and dividend equivalent rights. The 2021 Plan provides that an additional number of shares of common stock will automatically be added to the shares of common stock authorized for issuance under the 2021 Plan on January 1 of each year. The number of shares of common stock added each year will be equal to (i) 5% of the number of shares of common stock issued and outstanding as of December 31 of the immediately preceding year or (ii) such lesser amount as determined by the Company’s Board of Directors.
Vesting Percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
2021 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	12 months
2021 ESPP
Common stock reserved for future issuance	4,700,000
2021 employee stock purchase plan description	At each offering period, the eligible employees will have the option to acquire common stock at a discount of up to 15% of the lesser of the Company’s common stock price on (i) the first trading day of the offering period or (ii) the last day of the offering period. The offering periods under the 2021 ESPP are not to exceed 27 months between periods. On January 1 of each subsequent year under the plan, the number of shares available for issuance under the plan will be increased by the lesser of (i) 4,700,000 shares of common stock, (ii) one percent of the number of shares of common stock issued and outstanding as of December 31 of the immediately preceding year, or (iii) number of shares of common stock determined by the Company.
Authorize payroll deductions rate under plan minimum	1.00%
Authorize payroll deductions rate under plan maximum	15.00%
Authorize payroll deductions amount under plan	$ 25,000
Share-based compensation, number of shares available for grant	0
Recognized stock compensation expense	$ 0